Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 2,575	¥ 16,682	¥ 14,232
Reversal based on tax positions related to prior years	(1,720)	(11,144)	(5,948)
Additions based on tax positions related to the current year	1,019	6,602	8,398
Balance at end of year	$ 1,874	¥ 12,140	¥ 16,682